AFS and HTM Debt Securities, HTM Debt Securities Purchases and Transfers (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		$ 167	$ 4,319	$ 3,105
Transfers from available-for-sale debt securities to held-to-maturity debt securities		0	3,687	50,132
AFS and HTM Debt Securities Textual [Abstract]
Unrealized losses on debt securities transferred from AFS to HTM, before Tax			320	4,500
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		0	0	843
Federal agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		0	4,225	2,051
Transfers from available-for-sale debt securities to held-to-maturity debt securities		0	3,687	50,132
Non-agency mortgage-backed securities [Member]
Debt Securities, Held-to-maturity Purchase or Transfer of Investment [Abstract]
Purchases of held-to-maturity debt securities		$ 167	$ 94	$ 211
Accounting Standards Update 2022-01 [Member] | Fixed rate securities [Member]
AFS and HTM Debt Securities Textual [Abstract]
Debt securities, available-for-sale, fair value, transfer from, held-to-maturity, amount	$ 23,200